Interest in Entities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Proportion of profit before taxes by other entities	5.00%
Harbin Embraer Aircraft Industry Company Ltd [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	51.00%